Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We do not time the grant of equity awards in coordination with the release of material non-public information, and the release of material non-public information is not timed on the basis option or of equity grant dates. Our equity awards are granted under a stockholder-approved plan and we do not currently grant stock options. Equity awards are generally approved on the dates of our regularly scheduled Compensation Committee meetings and are effective as of such dates or specified prospective dates. Outside of the annual grant cycle, we may make equity award grants in connection with a new hire package or retention grant.
Award Timing Method	We do not time the grant of equity awards in coordination with the release of material non-public information, and the release of material non-public information is not timed on the basis option or of equity grant dates. Our equity awards are granted under a stockholder-approved plan and we do not currently grant stock options. Equity awards are generally approved on the dates of our regularly scheduled Compensation Committee meetings and are effective as of such dates or specified prospective dates. Outside of the annual grant cycle, we may make equity award grants in connection with a new hire package or retention grant.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not time the grant of equity awards in coordination with the release of material non-public information, and the release of material non-public information is not timed on the basis option or of equity grant dates. Our equity awards are granted under a stockholder-approved plan and we do not currently grant stock options. Equity awards are generally approved on the dates of our regularly scheduled Compensation Committee meetings and are effective as of such dates or specified prospective dates. Outside of the annual grant cycle, we may make equity award grants in connection with a new hire package or retention grant.
MNPI Disclosure Timed for Compensation Value	false